Borrowings Under Credit Facilities and Promissory Note Payable	9 Months Ended
Sep. 30, 2016
Borrowings Under Credit Facilities and Promissory Note Payable
Borrowings Under Credit Facilities and Promissory Note Payable

Note 9 – Borrowings Under Credit Facilities and Promissory Note Payable

As of September 30, 2016 and December 31, 2015 the Company had credit facilities with outstanding borrowings of $228.0 million and $175.3 million, respectively. As of September 30, 2016, the Company had outstanding borrowings under the promissory note payable of $9.0 million.  There was no promissory note payable balance as of December 31, 2015.

The following tables present certain characteristics of our credit facilities and promissory note payable:

				Maximum
				Facility Size
	Eligible Assets	Maturity	Pricing	(In Thousands)
Lender 1	Specifically Identified Assets	June 2017	LIBOR + 3.5% and LIBOR + 2.5%	$250,000
Lender 2	Specifically Identified Assets	September 2017	LIBOR + 1.75%	$50,000
Lender 3	Specifically Identified Assets	June 2021	2.75%	$9,164

	Pledged Assets Carrying Value at		Carrying Value at
	September 30,	December 31,	September 30,	December 31,
(In Thousands)	2016	2015	2016	2015
Lender 1	$236,429	$205,678	$205,289	$175,306
Lender 2	23,314	—	22,711	—
Lender 3	10,829	—	9,040	—
Total	$270,572	$205,678	$237,040	$175,306

The following table presents the carrying value of the Company’s collateral pledged with respect to our borrowings under credit facilities outstanding with Lender 1 as of September 30, 2016.

			Weighted	Total
			Average	Current
	Number of	Weighted	Remaining	Principal	Carrying
(In Thousands for Total Current Principal Balance and Carrying Value)	Loans	Average Rate	Term	Balance	Value
0 – 500k	1,594	5.5%	135	$123,141	$86,719
500k – 1mm	84	5.7	140	59,258	51,444
1mm – 1.5mm	39	6.0	154	47,627	41,922
1.5mm – 2mm	15	5.0	147	26,286	22,152
2mm – 2.5mm	7	5.5	146	15,297	13,937
Greater than 2.5mm	5	5.5	157	22,252	20,255
Total	1,744	5.6%	142	$293,861	$236,429

The following table presents the carrying value of the Company’s collateral pledged with respect to our borrowings under credit facilities outstanding with Lender 2 as of September 30, 2016.

			Weighted	Total
			Average	Current
	Number of	Weighted	Remaining	Principal	Carrying
(In Thousands for Total Current Principal Balance and Carrying Value)	Loans	Average Rate	Term	Balance	Value
500k – 1mm	1	4.5%	244	$961	1,002
1mm – 1.5mm	4	4.8	181	5,025	5,106
1.5mm – 2mm	2	4.1	244	3,875	3,973
Greater than 2.5mm	4	4.6	206	12,850	13,233
Total	11	4.5%	208	$22,711	$23,314

The following table presents the carrying value of the Company’s collateral pledged with respect to our promissory note payable outstanding with Lender 3 as of September 30, 2016.

			Weighted	Total
			Average	Current
	Number of	Weighted	Remaining	Principal	Carrying
(In Thousands for Total Current Principal Balance and Carrying Value)	Loans	Average Rate	Term	Balance	Value
0 – 500k	37	5.9%	61	$6,109	$5,787
500k – 1mm	4	5.7	33	2,750	2,610
Greater than 2.5mm	1	3.5	25	2,652	2,432
Total	42	5.3%	46	$11,511	$10,829

The following tables present the carrying value of the Company’s collateral pledged with respect to our borrowings under credit facilities outstanding with Lender 1 as of December 31, 2015.

			Weighted	Total
			Average	Current
	Number of	Weighted	Remaining	Principal	Carrying
(In Thousands for Total Current Principal Balance and Carrying Value)	Loans	Average Rate	Term	Balance	Value
0 – 500k	1,544	5.3%	138	$103,256	$65,960
500k – 1mm	70	5.6	173	50,181	40,466
1mm – 1.5mm	36	5.8	177	43,903	35,917
1.5mm – 2mm	16	5.3	157	28,340	24,428
2mm – 2.5mm	8	4.9	175	17,521	15,328
Greater than 2.5mm	7	5.0	180	26,746	23,579
Total	1,681	5.4%	159	$269,947	$205,678

There were no outstanding credit facility or promissory note balances for Lenders 2 and 3 as of December 31, 2015.

The agreements governing the Company’s borrowings under credit facilities require the Company to maintain certain financial and debt covenants. The Company was in compliance with all debt and financial covenants as of September 30, 2016 and December 31, 2015.